Consolidated Statement of Financial Position	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 2,309,303	$ 514,140	$ 121,273
Trade and other receivables	5,330,181	4,470,101	4,437,253
Related party loans receivable	633,773
Inventories	5,897,651	6,202,160	1,020,469
Prepayment of seed purchase			3,672,697
Other current assets	999,160	201,830	553,315
TOTAL CURRENT ASSETS	15,170,068	11,388,231	9,805,007
NON-CURRENT ASSETS
Investments in associates			89,977
Property, plant and equipment	15,646,308	14,617,513	10,542,592
Right-of-use asset	848,364	944,420	1,040,472
Other assets		429,841
Deferred tax assets	34,270	34,270
Intangible assets	2,582,495	2,582,495	2,582,495
TOTAL NON-CURRENT ASSETS	19,111,437	18,608,539	14,255,536
TOTAL ASSETS	34,281,505	29,996,770	24,060,543
CURRENT LIABILITIES
Trade and other payables	12,744,630	10,455,684	6,712,768
Borrowings	6,472,136	978,574	396,881
Lease liability, current	89,109	89,109	82,386
Income Tax liabilities		128,927
Related party loans	5,880,571	4,111,661	3,188,006
Convertible note, net of discount	1,169,690	1,181,953
Warrant liabilities	180,918	238,613
Promissory note – related party, current	1,538,322	968,216
Employee benefits	150,799	201,024	103,734
TOTAL CURRENT LIABILITIES	28,226,175	18,353,761	10,483,775
NON-CURRENT LIABILITIES
Borrowings		5,051,910	2,078,570
Promissory note - related party, non-current		273,676
Lease liability, non-current	713,235	879,347	971,752
Related party loans	688,059	4,530,507	2,873,929
TOTAL NON-CURRENT LIABILITIES	1,401,294	10,735,440	5,924,251
TOTAL LIABILITIES	29,627,469	29,089,201	16,408,026
NET ASSETS	4,654,036	907,569	7,652,517
EQUITY
Share capital	4,029	3,562	2,860
Share premium	22,292,939	17,064,658	2,579,627
Foreign currency translation reserve	(19,969)
(Accumulated losses) Retained earnings	(19,247,033)	(17,950,222)	3,712,333
Total (deficit) equity attributable to equity holders of the Company	3,029,966	(882,002)	6,294,820
Non-controlling interest	1,624,070	1,789,571	1,357,697
TOTAL EQUITY	$ 4,654,036	$ 907,569	$ 7,652,517